Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	Capital Guardian Funds Trust
Central Index Key	0001589161
Amendment Flag	false
Document Creation Date	Dec. 30, 2013
Document Effective Date	Dec. 31, 2013
Prospectus Date	Dec. 31, 2013
Capital Guardian Core Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	CGBFX
Capital Guardian Core Balanced Fund | Institutional Class
Risk/Return:
Trading Symbol	CGBNX